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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/13

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Grandmaster Capital Management LLC
456 Montgomery St., Suite 1350
San Francisco, CA 94104

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jeffrey Coddington
CFO/COO
415-230-2054

Signature, Place and Date of Signing:

/s/ Jeffrey Coddington
-------------------------
Jeffrey Coddington
San Francisco, CA
05/13/13

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total (x$1000): $137,116

List of Other Included Managers: N/A

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
                              Title of              Value   Shares or Sh/ Put/ Investment  Other   Voting Authority
    Name of Issuer             Class       CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers       Sole       Shared None
1   AMERICAN EXPRESS CO.
      CMN                   Common Stock 025816109   12,682    187989 SH          Sole                       187989
2   APPLE, INC. CMN         Common Stock 037833100    3,502      7911 SH          Sole                         7911
3   BERKSHIRE HATHAWAY
      INC. CLASS B          Common Stock 084670702    7,057     67722 SH          Sole                        67722
4   CABELA'S INCORPORATED
      CMN CLASS A           Common Stock 126804301    8,319    136874 SH          Sole                       136874
5   CBS CORPORATION CMN
      CLASS B               Common Stock 124857202    8,293    177625 SH          Sole                       177625
6   FAMILY DOLLAR STORES
      INC CMN               Common Stock 307000109    2,904     49187 SH          Sole                        49187
7   FIDELITY NATIONAL FINL
      CMN                   Common Stock 31620R105    9,978    395482 SH          Sole                       395482
8   KRAFT FOODS GROUP,
      INC. CMN              Common Stock 50076Q106    6,010    116630 SH          Sole                       116630
9   KRISPY KREME DOUGHNUTS
      INC CMN               Common Stock 501014104    1,400     96926 SH          Sole                        96926
10  LIBERTY INTERACTIVE
      ORD SHS SERIES        Common Stock 53071M104    6,763    316491 SH          Sole                       316491
11  MASTERCARD
      INCORPORATED CMN
      CLASS A               Common Stock 57636Q104    5,667     10473 SH          Sole                        10473
12  MICROSOFT CORPORATION
      CMN                   Common Stock 594918104    6,305    220430 SH          Sole                       220430
13  MOTOROLA SOLUTIONS INC
      CMN                   Common Stock 620076307    5,737     89592 SH          Sole                        89592
14  N V R INC CMN           Common Stock 62944T105    4,268      3951 SH          Sole                         3951
15  NEWS CORPORATION CMN
      CLASS A               Common Stock 65248E104    7,237    237203 SH          Sole                       237203
16  SIRIUS XM RADIO INC.
      CMN                   Common Stock 82967N108    9,652   3133771 SH          Sole                      3133771
17  THE HOWARD HUGHES CORP
      CMN                   Common Stock 44267D107    9,639    115011 SH          Sole                       115011
18  U.S. BANCORP CMN        Common Stock 902973304   11,685    344394 SH          Sole                       344394
19  WELLS FARGO & CO (NEW)
      CMN                   Common Stock 949746101   10,017    270807 SH          Sole                       270807